Acquisitions and Divestitures - Business Combinations, Narrative (Details) $ in Thousands			1 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2019 USD ($)	Apr. 27, 2018 USD ($)	Jan. 31, 2019 USD ($)	Apr. 30, 2018 USD ($)	Sep. 30, 2019 USD ($) business	Dec. 31, 2019 USD ($) project
Business Acquisition [Line Items]
Weighted average amortization period for intangible assets						10 years 11 months 12 days
Number of research and development projects completed in period | project						1
Expected completion period for remaining technologies within research and development						2 years
Developed Technology
Business Acquisition [Line Items]
Weighted average amortization period for intangible assets						10 years 11 months 15 days
N-of-One, Inc.
Business Acquisition [Line Items]
Cash consideration paid			$ 24,500
Additional Acquisitions
Business Acquisition [Line Items]
Cash consideration paid					$ 43,500
Number of companies acquired | business					2
STAT-Dx
Business Acquisition [Line Items]
Cash consideration paid	$ 148,780	$ 148,780		$ 148,800
Potential contingent payments				44,300
Fair value of contingent consideration	$ 37,377	$ 36,751		$ 37,400
Direct acquisition costs						$ 2,000
STAT-Dx | Developed Technology
Business Acquisition [Line Items]
Weighted average amortization period for intangible assets						10 years
STAT-Dx | Discount Rate | Minimum
Business Acquisition [Line Items]
Measurement input				0.065
STAT-Dx | Discount Rate | Maximum
Business Acquisition [Line Items]
Measurement input				0.069
Other 2018 Acquisition
Business Acquisition [Line Items]
Gain on revaluation in connection with acquisition of remaining minority interest				$ 4,800